Discontinued operations (Detail Textuals) - CNY (¥) ¥ in Thousands	1 Months Ended
	Aug. 31, 2018	Jun. 30, 2018	Apr. 27, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of acquirer share capital			¥ 5,000
Acquire cash consideration	¥ 2,700
Disposal of the discontinued business resulting a gain of disposal		¥ 800
GuoHeng Chuangxin and a third party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of acquirer share capital			¥ 250
Percentage of equity interest acquire			5.00%
Discontinued business for a cash consideration		¥ 2,700
Individual
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of acquirer share capital			¥ 4,750
Percentage of equity interest acquire			95.00%